Receivables	12 Months Ended
Dec. 31, 2012
Receivables
Receivables
Receivables consist of:

	At Year-End
	2012	2011
	(In thousands)
Loan secured by real estate	$18,507	$20,666
Notes receivable, average interest rate of 6.24% at year-end 2012 and 7.16% at year-end 2011	1,875	1,817
Receivables and accrued interest	13,303	860
	33,685	23,343
Allowance for bad debts	(62)	(62)
	$33,623	$23,281

At year-end 2012, we have $18,507,000 invested in a loan secured by real estate. The loan was acquired from a financial institution in 2011 when it was non-performing and is secured by a lien on developed and undeveloped real estate located near Houston designated for single-family residential and commercial development. In 2012, an approved bankruptcy plan of reorganization of the borrower became effective establishing a principal amount of $33,900,000 maturing in April 2017. Interest accrues at nine percent the first three years escalating to ten percent in year four and 12 percent in year five, with interest above 6.25 percent to be forgiven if the loan is prepaid by certain dates. Commencing with the reorganization, we estimate future cash flows and calculate accretable yield to be recognized over the term of the loan, which is included in other non-operating income. In 2012, we received principal payments of $3,887,000 and interest payments of $1,635,000. In 2011, we received $471,000 in payments and accounted for these receipts as a reduction of the carrying value of the loan. At year-end 2012, the outstanding principal balance was $30,013,000.
Estimated accretable yield at year-end 2012 follows:

(In thousands)
Beginning of period (First Quarter-End 2012)	$28,926
Change in accretable yield due to change in timing of estimated cash flows	(515)
Interest income recognized	(3,262)
$25,149

Notes receivable generally are secured by a deed of trust and due within three years. Receivables and accrued interest principally include miscellaneous operating receivables arising in the normal course of business. In 2012, receivables include $8,095,000 associated with our acquisition of Credo.